Significant Accounting Policies (Narrative) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Fixed assets, residual value		$ 0
Intangible assets, residual value		0
Advertising and promotional expenses		102,098,000	$ 117,553,000	$ 94,775,000
One-time expense arising from donation	$ 27,800,000
With adoption of ASC 606 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Recognized revenues of advertising services received in barter transactions		21,817,000
Amount of revenue recognized that was included in the receipts in advance balance at the beginning of the year		$ 63,459,000
With adoption of ASU 2016-02 [Member] | Scenario, Forecast [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Amount of right-of-use asset expected to be recorded after adoption of ASU 2016-02					$ 25,400,000
Amount of lease liability expected to be recorded of ASU 2016-02					$ 23,100,000